Warrant liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Warrants and Rights Note Disclosure [Abstract]
Schedule of warrants are remeasured utilizing key assumptions	The Binomial Option Pricing Model with the following key assumptions is used for estimating the fair value of ECARX Private Warrants.

As of June 30,
2026
Risk-free rate of return (%)	4.06%
Volatility	93.00%
Expected dividend yield	0.0%
Expected term	1.5 years
Fair value of the underlying ordinary shares	US$1.29

Schedule of movement of ECARX warrants
The table below reflects the movement of ECARX Warrants for the six months ended June 30, 2026:

	ECARX Public Warrants	ECARX Private Warrants
	US$	US$
January 1, 2026	676	449
Gain due to change in fair value	(76)	(71)
June 30, 2026	600	378